Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FlexShares Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
FlexShares US Quality Large Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FlexShares® US Quality Large Cap Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust Quality Large Cap IndexSM (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following other expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. During the period of commencement of operations on September 23, 2015 through October 31, 2015, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Underlying Index is designed to measure the performance of companies that exhibit certain quality, valuation and momentum characteristics within a universe of publicly-traded US large capitalization equity securities. The universe is comprised of the 1250 largest companies in the Northern Trust 1250 IndexSM, a float-adjusted market capitalization weighted index comprised of the 1250 largest U.S. domiciled companies by market capitalization. Eligible securities are selected and the relative weightings of the securities are determined to optimize exposure to (i) companies that exhibit financial strength and stability relative to the broader universe of eligible securities, as measured through a proprietary scoring model; (ii) securities trading at lower valuations; and (iii) securities with positive momentum (i.e., the change in a company’s price or other metrics over a given period of time), each as determined by NTI in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is reconstituted on a quarterly basis. As of January 31, 2016, the Underlying Index was comprised of 127 securities with a market capitalization ranging from $3.6 billion to $542.7 billion. As of the same date the Underlying Index’s five largest constituents (by weighting) were Apple, Inc., Pfizer Inc., Exxon Mobil Corp., Intel Corp. and Altria Group Inc. The composition of the Underlying Index will change over time.

NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. In addition to tracking the performance of the Underlying Index, the Investment Adviser seeks to minimize portfolio turnover and tax inefficiencies.

NTI uses representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. Securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error to a greater extent than a fund that seeks to replicate an index. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index. The Fund reserves the right to use a replication indexing strategy if NTI determines that it is in the best interests of the Fund.

The Fund generally will invest under normal circumstances at least 80% of its total assets in the securities of its Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts and options on futures, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.

The Underlying Index is created and sponsored by NTI, as the Index Provider. NTI also serves as the investment adviser to the Fund. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Additional information regarding the Index Provider is provided in the “More Information about the Underlying Indexes and Index Providers” section of the Prospectus.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) are not considered to be issued by members of any industry. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) are not considered to be issued by members of any industry. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk is the risk that securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Concentration Risk is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as Authorized Participants (as defined in the Creations and Redemptions section of this Prospectus). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Concentration Risk is the risk that, to the extent the Fund's investments are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Fund may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class.

Counterparty Risk is the risk that a counterparty to a financial instrument may default on its payment obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease.

Derivatives Risk is the risk of investing in derivative instruments, such as futures contracts and options on futures contracts. These risks include liquidity, interest rate, market, credit, counterparty and management risks, as well as the risk of mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk is the risk that the values of the equity securities owned by the Fund may be more volatile than other asset classes.

Issuer Risk is the risk that changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value.

Large Cap Risk is that returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Management Risk is the risk that the representative sampling strategy used by NTI may fail to produce the intended results.

Market Risk is the risk that the Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Disruptions to creations and redemptions or the existence of significant market volatility may result in trading prices that differ significantly from the Fund’s NAV. If a shareholder purchases at a time when the market price of the Fund is at a premium to its NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Momentum Risk is the risk that securities that have had positive momentum compared to other securities may be more volatile than a broad cross-section of securities or that returns on securities that have previously exhibited positive momentum are less than returns on other securities or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments.

New Fund Risk is the risk that the Fund faces because it is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s Distributor does not maintain a secondary market in the shares.

Passive Investment Risk is the risk that the Fund is not actively managed and NTI does not attempt to take defensive positions in any market conditions, including declining markets.

Tracking Error Risk is the risk that the Fund’s performance may vary substantially from the performance of the Underlying Index. The Fund employs a representative sampling strategy, and may incur tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Issuer Risk is the risk of significant exposure to United States issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Valuation Risk is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Value Investing Risk is the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has less than one full calendar year of performance, no performance information has been included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than one full calendar year of performance, no performance information has been included.
FlexShares US Quality Large Cap Index Fund | FlexShares US Quality Large Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.32%
1 Year	rr_ExpenseExampleYear01	$ 33
3 Years	rr_ExpenseExampleYear03	$ 125

[1]	Other expenses are estimated for the current fiscal year.
[2]	Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until March 1, 2017. The Fund’s Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.